Schedule V - Valuation Allowances and Qualifying Accounts (Detail) (Allowance for estimated losses on mortgage loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for estimated losses on mortgage loans
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of period	$ 637	$ 1,670	$ 4,250
Additions charged to costs and expenses	(637)	1,642	2,922
Other additions
Deductions		2,675	5,502
Balance as of end of period		$ 637	$ 1,670